ACCOUNTS RECEIVABLE (Q2)	6 Months Ended
Jun. 30, 2022
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
NOTE 3 – ACCOUNTS RECEIVABLE
Accounts receivable, net consisted of the following (in thousands):
	June 30, 2022	December 31, 2021
Accounts receivable	$3,242	$2,533
Unbilled receivables	784	809
	4,026	3,342
Less allowance for doubtful accounts	(429)	(297)
Accounts receivable, net	$3,597	$3,045
Bad debt expense was $181,000 and $30,000 for the three months ended June 30, 2022 and 2021, respectively, and $214,000 and $60,000 for the six months ended June 30, 2022 and 2021, respectively.